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                             DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202)261-3300


                                November 2, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Coventry Group
          File Nos. 33-44964 and 811-6526


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with four of the Trust's series: 1st Source Monogram Income Equity Fund; 1st Source Monogram Diversified Equity Fund; 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 42 which was filed on October 23, 1998. The text of Post-Effective Amendment No. 42 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 261-3364 or Jeffrey L. Steele at (202) 261-3314 if you have any questions regarding this certification.

                                   Very truly yours,

                                   /s/ Patrick W.D. Turley

                                   Patrick W.D. Turley